Supplement Dated November 9, 2023
to the Thrivent International Allocation Fund Summary Prospectus, Thrivent Mutual Funds Prospectus, and Thrivent Mutual Funds Statement of Additional Information, each dated February 28, 2023
Effective as of November 1, 2023, Nick Cai, CFA, FRM, CAIA is no longer a portfolio manager for Thrivent International Allocation Fund (the “Fund”). Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA will continue to serve as portfolio managers for the Fund.
Please include this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information.
36408